Fees Summary	Jan. 27, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,479,000
Previously Paid Amount	0.00
Total Fee Amount	226.43
Total Offset Amount	0.00
Net Fee	226.43
Narrative - Max Aggregate Offering Price	$ 1,479,000
Final Prospectus	true